Share capital	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [Abstract]
Share capital [Text Block]

17. Share capital

Shares

Authorized

Unlimited number of common shares, without par value

Unlimited number of preferred shares, issuable in series

Normal Course Issuer Bid

In December 2024, Osisko renewed its normal course issuer bid ("NCIB") program. Under the terms of the NCIB program, Osisko may acquire up to 9,331,275 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX. Repurchases under the 2024 NCIB program are authorized from December 12, 2024 until December 11, 2025. Daily purchases will be limited to 73,283 common shares, other than block purchase exemptions.

Under the terms of the previous NCIB program, Osisko was allowed to acquire up to 9,258,298 of its common shares from time to time, from December 12, 2023 to December 11, 2024. Daily purchases were limited to 94,834 common shares.

During the year ended December 31, 2024, the Company purchased for cancellation a total of 26,000 common shares for $0.4 million (C$0.6 million; average acquisition price per share of C$22.48). During the year ended December 31, 2023, the Company did not purchase any common shares under the NCIB program.

Dividends

The following table provides details on the dividends declared by the Company for the years ended December 31, 2024 and 2023:

Declaration date	Dividend per share	Record date	Payment date	Total dividends
	C$			$

February 20, 2024	0.060	March 28, 2024	April 15, 2024	8,271,000
May 8, 2024	0.065	June 28, 2024	July 15, 2024	8,843,000
August 6, 2024	0.065	September 30, 2024	October 15, 2024	8,878,000
November 6, 2024	0.065	December 31, 2024	January 15, 2025	8,673,000
Year 2024	0.255			34,665,000

February 23, 2023	0.055	March 31, 2023	April 14, 2023	7,511,000
May 10, 2023	0.060	June 30, 2023	July 14, 2023	8,268,000
August 9, 2023	0.060	September 29, 2023	October 16, 2023	8,281,000
November 8, 2023	0.060	December 29, 2023	January 15, 2024	8,163,000
Year 2023	0.235			32,223,000

Dividend reinvestment plan

The Company offers a dividend reinvestment plan ("DRIP") that allows Canadian and U.S. shareholders to reinvest their cash dividends into additional common shares either purchased on the open market through the facilities of the TSX or the NYSE, or issued directly from treasury by the Company, or acquired by a combination thereof. In the case of a treasury issuance, the price will be the weighted average price of the common shares on the TSX or the NYSE during the five trading days immediately preceding the dividend payment date, less a discount, if any, of up to 5%, at the Company's sole election.

As at December 31, 2024, the holders of 18.4 million common shares had elected to participate in the DRIP, representing dividends payable of $0.8 million. During the year ended December 31, 2024, the Company issued 205,741 common shares under the DRIP, at a discount rate of 3% (140,405 common shares in 2023 at a discount rate of 3%). On January 15, 2025, 45,878 common shares were issued under the DRIP at a discount rate of 3%.

Capital management

The Company's primary objective when managing capital is to maximize returns for its shareholders by growing its asset base, mostly through accretive acquisitions of high-quality royalties, streams and other similar interests, while ensuring capital protection. The Company defines capital as long-term debt and total equity, including the undrawn portion of the revolving credit facility. Capital is managed by the Company's management and governed by the Board of Directors.

	December 31,	December 31,
	2024	2023
	$	$
Long-term debt	93,900	145,080
Total equity	1,188,953	1,247,931
Undrawn revolving credit facility (i)	288,336	270,775
	1,571,189	1,663,786

(i) Excluding the potential additional available credit (accordion) of C$200.0 million ($139.0 million) as at December 31, 2024 and 2023 (Note 16).

There were no changes in the Company's approach to capital management during the year ended December 31, 2024, compared to the prior year. The Company is not subject to material externally imposed capital requirements and is in compliance with all its covenants under its revolving credit facility (Note 16) as at December 31, 2024.